SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in the consolidated financial statements in this report:

	December 31, 2023	December 31, 2024	December 31, 2025
Year-end spot rate	S$1 = US$1.3321	S$1 = US$1.3603	S$1 = US$1.2841
Average rate	S$1 = US$1.3426	S$1 = US$1.3380	S$1 = US$1.3056

SCHEDULE OF USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses, if any.

Depreciation is computed using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Useful life
Office equipment	2 years
Computer	2 years